Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39354
Entity Registrant Name	QUHUO Ltd
Entity Central Index Key	0001781193
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3F, Building A, Xin’anmen, No. 1 South Bank
Entity Address, Address Line Two	Huihe South Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, New York
Auditor Firm ID	5395
American depositary shares, each representing ten Class A ordinary shares, par value US$0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each representing ten Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	QH
Security Exchange Name	NASDAQ
Class A ordinary shares, par value US$0.0001 per share*
Entity Addresses [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	true
Security Exchange Name	NONE
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	890,653,509
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	6,296,630
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3F, Building A, Xin’anmen, No.1 South Bank
Entity Address, Address Line Two	Huihe South Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
City Area Code	86-10
Local Phone Number	8576 5328
Contact Personnel Name	Zhen Ba
Contact Personnel Email Address	barry@meishisong.cn